Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 4,473		$ 15,333
Prepaid expenses and other current assets		30,454	$ 47,080	49,515
Total current assets		72,772		156,762
Long-term investments		13,454		22,341
Amount due from related parties non-current		131,758		133,880
TOTAL ASSETS		226,211		437,193
Current liabilities:
Short-term debt	$ 718	31,077		49,887
Accrued expenses and other current liabilities		37,068	$ 33,039	33,055
Contingent consideration		204		11,929
Amounts due to related parties		774		55
Total current liabilities		98,170		127,514
Long-term liabilities				35,000
Long-term contingent consideration		828		93,741
TOTAL LIABILITIES		100,978		256,255
Equity:
Additional paid-in capital		720,513		709,137
Accumulated deficit		(614,830)		(563,737)
Net cash used in financing activities		(9,338)		(5,689)
Total Renren Inc. shareholders' equity		104,113		147,465
TOTAL LIABILITIES AND EQUITY		226,211		437,193
Class A ordinary shares
Equity:
Ordinary shares		751		737
Class B ordinary shares
Equity:
Ordinary shares		305		305
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents		173		749
Prepaid expenses and other current assets		519		908
Amounts due from subsidiaries		409,258		493,231
Total current assets		409,950		494,888
Long-term investments		0		417
Amount due from related parties non-current		91,758		93,880
TOTAL ASSETS		501,708		589,185
Current liabilities:
Short-term debt		11,000		0
Accrued expenses and other current liabilities		3,152		3,583
Contingent consideration		204		0
Amounts due to related parties		0		27
Total current liabilities		14,356		3,610
Long-term liabilities		0		35,000
Long-term contingent consideration		828		0
Deficit of investment in subsidiaries		382,411		403,110
TOTAL LIABILITIES		397,595		441,720
Equity:
Additional paid-in capital		720,513		709,137
Accumulated deficit		(608,118)		(557,025)
Net cash used in financing activities		(9,338)		(5,689)
Total Renren Inc. shareholders' equity		104,113		147,465
TOTAL LIABILITIES AND EQUITY		501,708		589,185
Reportable Legal Entities [Member] | Parent Company [Member] | Class A ordinary shares
Equity:
Ordinary shares		751		737
Reportable Legal Entities [Member] | Parent Company [Member] | Class B ordinary shares
Equity:
Ordinary shares		$ 305		$ 305